THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
        2/14/2011 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND
             FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON 8/15/2011.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment [X]; Amendment Number:  2
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Sandell Asset Management Corp.

Address:   40 West 57th Street, 26th Floor
           New York, NY 10019


Form 13F File Number: 28-06499


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Richard Gashler
Title:  General Counsel
Phone:  (212) 603-5700

Signature,  Place,  and  Date  of  Signing:

/s/ Richard Gashler                New York, New York                 8/22/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:               2

Form 13F Information Table Value Total:  $       20,666
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

         COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
-------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                     VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
-------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
BUCYRUS INTL INC NEW       COM            118759109   17,898  200,200 SH       SOLE                200,200      -    -
MARSHALL & ILSLEY CORP NEW COM            571837103    2,768  400,000 SH       SOLE                400,000      -    -